Group - Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Tangible assets		$ 4,596	$ 4,419
Right of use assets		139	142
Intangible assets		105	107
Investments in associates and joint ventures		660	599
Other investments		28	1
Loan receivable		290	358
Inventories		21	2
Trade, other receivables and other assets		228	254
Reimbursive right for post-retirement benefits		37	35
Deferred taxation		16	50
Cash restricted for use		34	34
Total Non-current assets		6,154	6,001
Current assets
Loan receivable		145	148
Inventories		774	829
Trade, other receivables and other assets	[1]	280	199
Cash restricted for use		16	34
Cash and cash equivalents		998	964
Total Current assets		2,213	2,174
Total assets		8,367	8,175
EQUITY AND LIABILITIES
Share capital and premium		433	420
Accumulated losses and other reserves		3,523	3,291
Shareholders’ equity		3,956	3,711
Non-controlling interests		39	29
Total equity		3,995	3,740
Non-current liabilities
Borrowings		1,934	2,032
Lease liabilities		87	98
Environmental rehabilitation and other provisions	[2]	634	636
Provision for pension and post-retirement benefits		67	64
Trade and other payables		5	5
Deferred taxation		435	395
Total Non-current liabilities		3,162	3,230
Current liabilities
Borrowings		201	207
Lease liabilities		77	73
Environmental rehabilitation provisions	[2]	112	80
Trade and other payables		720	772
Taxation		85	64
Bank overdraft		15	9
Total Current liabilities		1,210	1,205
Total liabilities		4,372	4,435
Total equity and liabilities		$ 8,367	$ 8,175

[1]	The increase in trade, other receivables and other assets is mainly as a result of an increase in prepayments, recoverable taxes and trade receivables.
[2]	The increase in environmental rehabilitation and other provisions in total is mainly as a result of an increase in the closure provisions at Brazil due to the finalisation of the design review for the de-characterisation of the tailings storage facilities at Serra Grande ($41m) and the tailings pile reinforcement at
Córrego do Sítio (“CdS”) ($17m), partly offset by provisions utilised  ($13m) and a change in estimate at Obuasi ($20m).